Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative assets and income (loss) related to derivatives

		Successor	Predecessor
		December 31,	December 31,
	Balance Sheet Location	2021	2020
Contract derivative 1	Other assets	$1,076	$1,435
Contract derivative 2	Other assets	335	—
		$1,411	$1,435

	Successor	Predecessor
	For the Period
	July 10, 2021 to	For the Period	For the Year
	December 31,	January 1, 2021 to	Ended December
	2021	July 9, 2021	31, 2020
Change in fair value of contract derivatives, net
Contract derivative 1	$573	$(932)	$1,435
Contract derivative 2	65	270	n.a.
	$638	$(662)	$1,435
Realized gains on contract derivatives, net
Contract derivative 1	$2,789	$2,950	$103
Contract derivative 2	77	42	n.a.
	$2,866	$2,992	$103

Notional amounts of derivatives

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Contract derivative 1(a)	$38,879	$59,770
Contract derivative 2(b)	37,891	n.a.
(a)	Represents the carrying value of Indirect Channel Loans for the purchase and installation of home improvements other than residential solar energy systems held by Sunlight’s Bank Partner.
(b)	Represents the unpaid principal balance of the Loans at time of sale to the Indirect Channel Loan Purchaser for which Sunlight is entitled to income in the event of prepayment of the Indirect Channel Loan.